Other Current Financial Assets (Details) - Schedule of other current financial assets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other current financial assets [Abstract]
Security deposits	$ 515	$ 861
Other current financial assets	$ 515	$ 861